Employee Benefit Plans (Assumptions Used in Accounting for Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
An increase or decrease of one percentage point of the assumed health care cost trend
Service cost and interest cost, Increase	$ 1
Service cost and interest cost, Decrease	(1)
Accumulated post-retirement benefit obligation, December 31, Increase	16
Accumulated post-retirement benefit obligation, December 31, Decrease	(14)
A 25 basis point change in the discount rate and asset return assumptions
Discount rate assumption, Increase	(9)
Discount rate assumption, Decrease	9
Asset rate assumption, Increase	(6)
Asset rate assumption, Decrease	$ 6
Defined benefit pension plans
Benefit obligation - December 31:
Discount rate - past service	3.17%	4.05%
Discount rate - future service	3.21%	4.05%
Rate of compensation increase	3.32%	3.30%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Benefit cost for year ended December 31:
Discount rate - past and future service	4.05%	3.55%
Expected long-term return on plan assets	6.50%	6.38%
Rate of compensation increase	3.30%	3.12%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Non-pension Benefit Plans
Benefit obligation - December 31:
Discount rate - past service	3.27%	4.30%
Discount rate - future service	3.28%	4.30%
Rate of compensation increase	3.70%	3.67%
Health care trend - initial (next year)	6.15%	6.39%
Health care trend - ultimate	4.38%	4.45%
Health care trend - year ultimate reached	2038	2035
Benefit cost for year ended December 31:
Discount rate - past and future service	4.30%	3.65%
Expected long-term return on plan assets	2.81%	3.73%
Rate of compensation increase	3.67%	3.28%
Health care trend - initial (next year)	6.39%	6.65%
Health care trend - ultimate	4.45%	4.45%
Health care trend - year ultimate reached	2035	2036